SELLING AND ADMINISTRATIVE EXPENSES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of selling and administrative expenses [line items]
Total	$ 94,344,775	$ 96,261,268	$ 110,763,879
Selling and Administrative Expenses
Disclosure of selling and administrative expenses [line items]
Managers and directors’ compensation fees	7,778,342	6,369,629	8,033,987
Fees and compensation for services	6,872,088	8,015,518	9,486,672
Salaries, wages, and social security contributions	24,997,886	25,192,557	27,687,999
Transport and traveling expenses	1,466,378	1,515,255	1,496,586
Data processing	6,189,178	4,860,574	3,984,211
Advertising expenses	4,028,651	5,199,336	6,095,280
Taxes, duties, contributions, and commissions	18,857,003	19,767,834	23,859,509
Depreciation and amortization	5,214,332	5,260,243	5,771,914
Preservation and maintenance	221,548	242,548	341,786
Communications	498,089	402,633	606,812
Leases	1,140,723	660,784	429,955
Employee benefits	896,463	1,315,161	1,577,388
Water, natural gas, and energy services	87,142	80,768	53,050
Freight	9,375,292	11,815,474	13,429,770
Insurance	3,818,577	3,699,457	4,967,201
Allowance for doubtful accounts	1,404,874	100,647	313,969
Others	1,498,209	1,762,850	2,627,790
Total	$ 94,344,775	$ 96,261,268	$ 110,763,879